Recent and Pending Acquisitions - First Allied (Details) (USD $)	7 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013 First Allied Holdings, Inc.	Dec. 31, 2012 First Allied Holdings, Inc.	Sep. 25, 2013 RCAP Holdings, LLC First Allied Holdings, Inc.	Sep. 25, 2013 RCAP Holdings, LLC First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event First Allied Holdings, Inc. Common Class A	Jun. 30, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jan. 15, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jan. 15, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc.	Jun. 30, 2014 Subsequent Event RCAP Holdings, LLC First Allied Holdings, Inc. Common Class A	Sep. 25, 2013 Secured Debt RCAP Holdings, LLC First Allied Holdings, Inc.	Sep. 25, 2013 First Allied notes Secured Debt RCAP Holdings, LLC First Allied Holdings, Inc.	Nov. 01, 2011 First Allied notes Secured Debt RCAP Holdings, LLC First Allied Holdings, Inc.
Business Acquisition [Line Items]
Business acquisition, equity interest issued, number of shares																11,264,929
Business acquisition, cost of acquired entities throughout period, purchase price							$ 177,000,000						$ 177,000,000
Total consideration							145,000,000					271,200,000	145,000,000
Convertible notes, face value																	26,000,000	32,000,000	32,000,000
Notes payable and long-term debt								7,000,000
Goodwill	79,986,000 [1]	79,986,000	[1]	0										94,200,000
Debt carrying amount acquired								37,500,000
Issuance of common stock	43,627,000								239,200,000
Equity interests value assigned															207,500,000
Acquisition share price (in dollars per share)											$ 21.23
Total fair value excluding goodwill, intangible assets, and deferred tax liability								137,200,000
Expected tax deductible amount										400,000
Total revenues		2,682,500,000		1,834,300,000	330,000,000	301,200,000
Loss before taxes					$ 600,000	$ (1,200,000)

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.